John Hancock
New York
Tax-Free
Income Fund

SEMI
ANNUAL
REPORT

2.28.02

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]


WELCOME

Table of contents

Your fund
at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 13

For your information
page 25

Dear Fellow Shareholders,

The uncertainty and volatility that marked the year 2001 carried over into the first two months of 2002. Questions about the economy, combined with the taint of Enron and concerns about corporate accounting, caused growing investor uncertainty that kept the stock market volatile. February ended with two of the major indexes losing a bit of ground year to date, with the Standard & Poor's 500 Index returning -3.36% and the Nasdaq Composite Index off by -11.22%, while the Dow Jones Industrial Average returned 1.17%. Bond results were more muted than last year, but for the most part were positive in the first two months of 2002.

Essentially the same scenario occurred last year, when bonds beat stocks for the second straight year and bond investors realized positive results, while 83% of U.S. stock funds posted negative returns, according to Lipper, Inc.

These last two years couldn't have provided a more vivid example of the importance of being well diversified, not only among different asset classes, such as stocks, bonds and cash, but also among various types of each, such as growth or value stocks of different capitalizations.

Two disappointing years of stock performance could also be a reason to re-evaluate with your investment professional whether you are still on track to meet your long-term financial goals. It's possible that downsized results, and modified expectations, could foster some changes in your investing strategies. And now is certainly a good time to perform this review, given the increased opportunities for retirement and college savings offered in President Bush's major tax-cut legislation enacted in June 2001.

While the stock market remains choppy, it is becoming increasingly clear that the economic and corporate profit cycles have begun to turn. So we remain encouraged, and confident in the resilience of the economy, the financial markets and the nation.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
a high level of
current income,
exempt from
federal, New York
State and New
York City personal
income taxes,
consistent with
preservation
of capital.


Over the last six months

* Despite significant challenges, the New York muni market kept pace with the nation.

* The Fund's airline- and airport-backed bonds detracted from performance.

* The Fund's reduced interest-rate sensitivity helped offset rising bond yields.

[Bar chart with heading "John Hancock New York Tax-Free Income Fund." Under the heading is a note that reads "Fund performance for the six months ended February 28, 2002." The chart is scaled in increments of 0.5% with 0.0% at the bottom and 1.0% at the top. The first bar represents the 0.38% total return for Class A. The second bar represents the 0.03% total return for Class B. The third bar represents the 0.03% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]


Top 10 holdings

 3.7%   New York City Municipal Water Finance Auth., 6-15-33, 5.500%
 3.7%   Puerto Rico Aqueduct and Sewer Auth., 7-1-11, 10.120%
 3.1%   New York State Dormitory Auth., 5-15-19, 5.500%
 2.9%   Port Auth of New York and New Jersey, 10-1-19, 6.750%
 2.6%   Islip Community Development Agency, 3-1-26, 7.500%
 2.5%   Triborough Bridge & Tunnel Auth., 1-1-21, 6.125%
 2.2%   Puerto Rico Public Finance Corp., 8-1-29, 5.500%
 2.2%   New York, City of, 12-1-17, 5.250%
 2.2%   New York State Dormitory Auth., 7-1-31, 5.250%
 2.1%   Virgin Islands Public Finance Auth., 10-1-18, 5.875%

As a percentage of net assets on February 28, 2002.



BY CYNTHIA M. BROWN, PORTFOLIO MANAGEMENT TEAM LEADER, AND BARRY H. EVANS, CFA, AND DIANNE SALES, CFA, PORTFOLIO MANAGERS

John Hancock
New York Tax-Free
Income Fund

MANAGERS'
REPORT

Recently, Cynthia Brown assumed the role of portfolio management team leader. Ms. Brown has been a member of the team since joining John Hancock Funds in 2000. Previously, she served as chief investment officer of Riccardi Group and was a senior vice president and portfolio manager at MFS Investment Management.

"...the New York munici
 pal market, remarkably,
 performed in line with
 the national municipal
 market..."

Despite weak economic conditions, a sharp decline in tax receipts and the tragic events of September 11, 2001, the New York municipal market, remarkably, performed in line with the national municipal market during the six-month period ended February 28, 2002. And that was no easy feat. From a macroeconomic standpoint, the relative softness of the U.S. economy prior to the terrorist attacks of September 11 had already eaten away at the revenues collected by municipal issuers across the nation. Virtually every region of the country was dealing with tighter budgets caused by declining revenues and rising spending pressures on items such as health care. New York muni bond issuers shared those challenges, but were also hit hard by a more significant slowdown in personal income tax receipts and rising unemployment. Furthermore, weakness in the stock and capital markets curtailed large revenue windfalls from Wall Street bonuses as well as capital gains taxes.

September 11 created new, more serious challenges. Amid the uncertainty and economic downturn in the weeks following the attacks, personal income tax collections came in well below forecasts and sales tax collections fell as people delayed purchases and tourism declined. Business and corporate taxes also dropped as profits sank. At the same time, there was an exponentially larger need for spending associated with the cleanup of the World Trade Center site, increased public assistance and public protection.

In the immediate days and weeks after the terrorist attacks, New York muni bond prices slumped. More recently, however, they've regained some lost ground, thanks in large measure to federal government aid and investors' recognition of the resiliency of New Yorkers.

That said, there was a bump in the road back: the interest-rate environment turned less favorable. During the final months of 2001, investors increasingly began to factor in the possibility that the worst of the economy's downturn, and the positive effects of lower interest rates, were behind us. Bond prices slipped a bit as their yields rose and investors reduced their bond holdings in favor of stocks. In January and February, however, investment-grade munis posted decent returns as skittish stock and corporate bond investors sought haven in munis.

[A photo of Team leader Cynthia Brown flush right next to first paragraph.]

FUND PERFORMANCE REVIEW

For the six-month period ended February 28, 2002, John Hancock New York Tax-Free Income Fund's Class A, Class B and Class C shares posted total returns of 0.38%, 0.03% and 0.03%, respectively, at net asset value. By comparison, the average New York municipal bond fund returned 0.87%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

"Our holdings in education
 bonds held up well amid
 the uncertainty."

The Fund's relative underperformance was due in large part to our airline- and airport-backed holdings, such as those issued by the New York City Industrial Development Agency. Bonds to finance construction of airline projects -- such as hangars or baggage facilities -- weakened as the economy softened. Prior to the beginning of the period, we had built up a stake in airline and airport bonds based on our view that the economy would eventually take a turn for the better. Then in an obviously unforeseen development, the September 11 attacks led to a sharp reduction in air travel, sending prices of such bonds significantly lower. We chose to hang on to our airline and airport positions in anticipation of a stronger economy in 2002.

[Table at top left-hand side of page entitled "Top five sectors." The first listing is Education 15%, the second is Health 11%, the third Combined 10%, the fourth Industrial development 8% and the fifth
Authority 8%.]

EDUCATION BONDS PERFORM WELL

Our holdings in education bonds held up well amid the uncertainty. Demographic trends -- including a growing population of college-aged students and a return to school by laid off workers -- continued to favor the sector, and such issuers as the New York State Dormitory Authority.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 2-28-02." The chart is divided into two sections (from top to left): Revenue bonds 93%, and General obligation bonds 7%.]

TERRITORIAL BONDS

To counter the lack of issuance of New York bonds in the wake of the terrorist attacks, we occasionally turned to bonds issued by Puerto Rico and the Virgin Islands. As territories of the United States, bonds issued on those two islands are free from state taxes in all 50 states. We purchased many of our territorial holdings at very attractive prices in December and January, when the supply of them was heavy. As supply patterns returned to normal, their prices firmed.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Airline/airport bonds followed by a down arrow with the phrase "Dramatic decline in air travel after 9/11." The second listing is NYACK Hospital followed by a down arrow with the phrase "Poor financial performance." The third listing is Puerto Rico Bonds followed by an up arrow with the phrase "Bond prices firm as supply patterns come back to normal."]

DURATION MANAGEMENT HELPS

Our timely management of the Fund's duration, or interest-rate sensitivity, generally was a plus for performance during the period. Throughout much of the past six months, the Fund's duration was a bit short relative to the market overall, meaning it had less interest-rate sensitivity. By maintaining this stance, the Fund's share price was more stable as bond yields drifted higher, and prices declined, in the final calendar quarter of 2001.

OUTLOOK

In our view, it's unlikely that municipal bond yields will continue to decline as much as they did during 2001, if at all. Each passing day brings more evidence that the economy is on the mend. Given that, we've positioned the Fund to benefit from a revival of the economy, emphasizing sectors that have the most to gain if the economy turns.

"...we've positioned the
 Fund to benefit from a
 revival of the economy..."

As for the New York municipal market, the serious challenges that issuers face aren't about to disappear anytime soon. So far, the major municipal credit rating agencies have chosen not to downgrade either the credit outlook or the credit rating of New York State or New York City, in part because of their ability to draw from large reserves built up in the 1990s. But given all the uncertainty that surrounds New York over the short term, our credit research team will closely monitor developments and focus on bonds with a balance of good long-term fundamentals and attractive yields.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
February 28, 2002

The index used for
comparison is the
Lehman Brothers
Municipal Bond
Index, an unmanaged
index that includes
approximately 8,000
bonds and is commonly
used as a measure of
bond performance.

It is not possible to
invest directly in
an index.

                              Class A      Class B      Class C        Index
Inception date                9-13-87      10-3-96       4-1-99           --

Average annual returns with maximum sales charge (POP)
One year                         0.65%       -0.33%        2.67%        6.84%
Five years                       4.91%        4.81%          --         6.37%
Ten years                        6.16%          --           --         6.91%
Since inception                    --         5.11%        3.85%          --

Cumulative total returns with maximum sales charge (POP)
Six months                      -4.12%       -4.87%       -1.96%        1.99%
One year                         0.65%       -0.33%        2.67%        6.84%
Five years                      27.10%       26.48%          --        36.15%
Ten years                       81.85%          --           --        95.13%
Since inception                    --        30.92%       11.62%          --

SEC 30-day yield as of February 28, 2002
                                 4.47%        3.99%        3.94%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1--6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $19,513 as of February 28, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock New York Tax-Free Income Fund, before sales charge, and is equal to $19,052 as of February 28, 2002. The third line represents the value of the same hypothetical investment made in the John Hancock New York Tax-Free Income Fund, after sales charge, and is equal to $18,191 as of February 28, 2002.

                                    Class B      Class C 1
Period beginning                    10-3-96       4-1-99
Without sales charge                $13,195      $11,282
With maximum sales charge           $13,095      $11,169
Index                               $14,117      $11,736

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of February 28, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
February 28, 2002
(unaudited).

This schedule has one main category: tax-exempt long-term bonds. The tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of the securities owned by the Fund.

STATE, ISSUER, DESCRIPTION,                                        INTEREST   CREDIT        PAR VALUE
MATURITY DATE                                                          RATE  RATING*   (000s OMITTED)           VALUE
TAX-EXEMPT LONG-TERM BONDS 99.76%                                                                         $69,618,029
(Cost $65,255,519)

New York 82.74%                                                                                           $57,736,674
Albany Parking Auth,
  Rev Ref Ser 2001 A, 07-15-25                                        5.625%     BBB+             750         765,015
Chautauqua TOB Asset Securitization Corp,
  TOB Settlement Rev Asset Backed Bonds, 07-01-40                     6.750      A+             1,000       1,104,530
Glen Cove Housing Auth,
  Rev Sr Living Facil The Mayfair Proj, 10-01-26                      8.250      BB+            1,000       1,075,460
Islip Community Development Agency,
  Community Dev Rev Ref NY Institute of
  Technology Proj, 03-01-26                                           7.500      AAA            1,500       1,793,460
Long Island Power Auth,
  Elec Sys Rev Cap Apprec, 06-01-27                                    Zero      AAA            1,000         272,240
Metropolitan Transportation Auth,
  Commuter Facil Rev 1987 Serv Contract
  Ser 3, 07-01-08                                                     7.375      A-             1,000       1,142,760
  Commuter Facil Rev 1992 Serv Contract
  Ser N, 07-01-09                                                     7.125      AA-            1,000       1,038,600
Monroe TOB Asset Securitization Corp,
  TOB Settlement Rev Asset Backed Bonds, 06-01-35                     6.375      A              1,000       1,085,220
Nassau County Industrial Development Agency,
  Civic Facil Rev Ser 2001A North Shore Hlth Sys Proj,
  11-01-21                                                            6.250      BB+              300         293,985
  Civic Facil Rev Ser 2001B North Shore Hlth Sys Proj,
  11-01-11                                                            5.875      BB+              500         494,585
New York City Housing Development Corp,
  Multi-Family Mtg Rev FHA Ins Mtg Ln 1993 Ser A,
  10-01-15                                                            6.550      AAA            1,000       1,035,490
New York City Industrial Development Agency,
  Civic Facil Rev Polytechnic Univ Proj, 11-01-30                     6.125      BBB-           1,000       1,035,560
  Civic Facil Rev YMCA of Greater NY Proj, 08-01-21                   5.250      A-             1,000         998,750
  Rev Brooklyn Navy Yard Cogeneration Partners,
  10-01-28                                                            5.650      BBB-           1,000         974,440
  Rev Airis JFK I LLC Ser 2001A Proj, 07-01-28                        5.500      BBB-           1,000         901,250
  Rev Ref LaGuardia Assoc LP Proj, 11-01-28                           6.000      BB+              750         585,532
New York City Municipal Water Finance Auth,
  Wtr & Swr Sys Rev Ref, 06-15-33                                     5.500      AA             2,500       2,588,075
  Wtr & Swr Sys Rev Ref Cap Apprec Ser 2001D,
  06-15-20                                                             Zero      AA             2,000         800,140
  Wtr & Swr Sys Rev Ref Ser 2000 B, 06-15-33                          6.000      AA               460         532,643
  Wtr & Swr Sys Rev Ref Ser 2000 B Preref, 06-15-33                   6.000      AA               740         868,375
  Wtr & Swr Sys Rev Ser 1996A, 06-15-26                               5.375      AAA            1,000       1,016,720
New York City Transitional Finance Auth,
  Rev Future Tax Sec Bond Ser B, 02-01-17                             5.500      AA+            1,000       1,071,030
  Rev Future Tax Sec Bond Ser B, 11-15-29                             6.000      AA+            1,000       1,100,230
  Rev Future Tax Sec Bond Ser C, 02-01-17                             5.375      AA+            1,000       1,055,450
New York Local Government Assistance Corp,
  Rev Ref 1993 Ser C, 04-01-17                                        5.500      AA-            1,225       1,339,758
  Rev Ref Cap Apprec 1993 Ser C, 04-01-14                              Zero      AAA            1,100         642,246
New York State Dormitory Auth,
  Catholic Hlth Servs Rev Ser 2000A, 07-01-30                         6.000      BBB+           1,000       1,059,280
  City Univ Rev Iss Ser U Unref Bal, 07-01-08                         6.375      BBB              210         217,432
  City Univ Rev Sys Cons 4th Gen Ser 2001A, 07-01-31                  5.250      AA-            1,500       1,510,905
  Concord Nursing Home Inc Rev, 07-01-29                              6.500      A1               500         548,535
  KMH Homes Inc FHA-Ins Mtg Rev Ser 1991, 08-01-31                    6.950      AA             1,150       1,178,416
  Lease Rev State Univ Dorm Facil Ser A, 07-01-30                     6.000      AA-            1,000       1,102,850
  Lenox Hill Hosp Oblig Group Rev, 07-01-30                           5.500      A3             1,000       1,015,690
  Miriam Osborn Mem Home Rev Ser B, 07-01-25                          6.875      A                750         847,133
  St. Luke's-Roosevelt Hospital Center Rev Ser 2000B,
  08-15-40                                                             Zero      AAA            3,000         287,280
  State Univ Ed Facil Rev Ser 2000B, 05-15-23                         5.375      AA-            1,000       1,028,020
  State Univ Ed Facil Rev Ser 1993A, 05-15-19                         5.500      AA-            2,000       2,162,600
  State Univ Ed Facil Rev Ser 1993A, 05-15-15                         5.250      AAA            1,000       1,083,370
  Univ of Rochester Rev Ser 1987 Unref Bal, 07-01-09                  6.500      A+                20          20,090
  Univ of Rochester Ser 2000A, Step Coupon
  (6.05%, 07-01-10), 07-01-25                                          Zero      AAA            1,000         654,020
New York State Environmental Facil Corp,
  State Wtr Poll Control Rev Rites-PA 174, 06-15-11                  15.959#     AAA              500         730,625
  State Wtr Poll Control Revolving Fund Rev Ser 1991E
  Unref Bal, 06-15-10                                                 6.875      AAA               40          42,642
New York State Housing Finance Agency,
  Ins Multi-Family Mtg Hsg 1992 Ser C, 08-15-14                       6.450      AAA              500         513,300
  Ins Multi-Family Mtg Hsg 1994 Ser B, 08-15-14                       6.250      AAA              735         774,837
  Ins Multi-Family Mtg Hsg 1994 Ser C, 08-15-14                       6.450      Aa1            1,000       1,046,730
New York State Medical Care Facilities Finance Agency,
  Hosp & Nursing Home Ins Mtg Rev 1992 Ser B
  Unref Bal, 02-15-32                                                 6.950      AA               830         850,069
  Rev Mental Hlth 1994 Ser E Unref Bal, 08-15-19                      6.250      AAA               30          32,728
New York State Mortgage Agency,
  Homeowner Mtg Rev Ser 57, 10-01-17                                  6.300      AA1              500         534,455
  Homeowner Mtg Rev Ser 94, 10-01-30                                  5.900      Aa1              500         517,445
New York State Power Auth,
  Gen Purpose Ser W, 01-01-08                                         6.500      AAA              250         287,230
New York, City of,
  GO Fiscal 1991 Ser B, 06-01-07                                      8.250      A                200         241,840
  GO Fiscal 1991 Ser D Unref Bal, 08-01-04                            8.000      A                  5           5,170
  GO Fiscal 1991 Ser F Unref Bal, 11-15-03                            8.200      A                 20          20,575
  GO Fiscal 1992 Ser B Preref, 10-01-13                               7.000      A-                10          10,478
  GO Fiscal 1992 Ser C Preref, 08-01-21                               7.500      A                 20          20,815
  GO Ser 2001B, 12-01-17                                              5.250      A              1,500       1,530,885
New York, State of,
  GO Environmental Quality Fiscal 1994, 12-01-14                      6.500      AA             1,000       1,138,930
Orange County Industrial Development Agency,
  Civic Facil Rev Ser 2001C Arden Hill Care Ctr,
  Newburgh, 08-01-31                                                  7.000      BB+              500         486,020
Port Auth of New York and New Jersey,
  Spec Proj KIAC Partners Proj Ser 4, 10-01-19                        6.750      BBB            2,000       2,049,400
Rockland TOB Asset Securitization Corp,
  TOB Settlement Rev Asset Backed Bonds, 08-15-25                     5.500      A                740         752,351
Suffolk County Industrial Development Agency,
  Continuing Care Retirement Rev Peconic Landing
  Ser 2000A, 10-01-30                                                 8.000      BB+              500         502,950
Triborough Bridg & Tunnel Auth,
  Gen Purpose Rev Ser 1992Y, 01-01-21                                 6.125      AA-            1,500       1,736,385
  Gen Purpose Rev Ser 1993, 01-01-21                                   Zero      AAA            1,500         579,690
Trust for Cultural Resources of the City of New York,
  Museum of American Folk Art Rev, 07-01-30                           6.125      A                500         523,665
Ulster TOB Asset Securitization Corp,
  TOB Settlement Rev Asset Backed Bonds, 06-01-40                      Zero      A1             1,000         612,500
Upper Mohawk Valley Regional Water Finance Auth,
  Wtr Sys Rev Cap Apprec, 04-01-22                                     Zero      Aaa            2,230         810,717
Westchester County Healthcare Corp,
  Rev Ref Sr Lien Ser 2000A, 11-01-30                                 6.000      A              1,150       1,196,380
Yonkers Industrial Development Agency,
  Civic Facil Rev Ser 2001A Community Development
  Properties, 02-01-26                                                6.625      BBB-           1,000       1,056,930
  Civic Facil Rev Ser 2001B St. John's Riverside Hosp,
  07-01-31                                                            7.125      BBB-             780         803,767

Puerto Rico 14.06%                                                                                          9,811,672
Puerto Rico Aqueduct and Sewer Auth,
  Ref Pars & Inflos Ser 1995 Gtd by the
  Commonwealth of Puerto Rico, 07-01-11                              10.120#     A              2,000       2,562,500
Puerto Rico Commonwealth,
  Ref-Pub Imp, 07-01-27                                               5.250      AAA              500         511,190
Puerto Rico Highway & Transportation Auth,
  Trans Rev Ser B, 07-01-26                                           6.000      A              1,000       1,060,040
  Trans Rev Ser D, 07-01-38                                           5.250      A              1,000         999,930
Puerto Rico Indl Med & Environmental Pollution
  Control Auth, Spl Facil-Amern Airls-Ser A, 12-01-25                 6.450      BB             1,000         818,050
Puerto Rico Public Building Auth,
  Rev Gtd Govt Facil Ser A, 07-01-12                                  6.250      AAA            1,110       1,319,757
  Rev Gtd Govt Facil Ser D, 07-01-27                                  5.250      A              1,000       1,005,720
Puerto Rico Public Finance Corp,
  Commonwealth Approp Ser 2002E, 08-01-29                             5.500      A-             1,500       1,534,485

Virgin Islands 2.96%                                                                                        2,069,683
Virgin Islands Public Finance Auth Rev,
  Rcpts Taxes Ln Ser A, 10-01-24                                      6.500      BBB-             535         576,853
Virgin Islands Public Finance Auth,
  Rev Sub Lien Fund Ln Notes Ser 1998E, 10-01-18                      5.875      BB+            1,500       1,492,830

TOTAL INVESTMENTS 99.76%                                                                                  $69,618,029

OTHER ASSETS AND LIABILITIES, NET 0.24%                                                                      $164,021

TOTAL NET ASSETS 100.00%                                                                                  $69,782,050

* Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service, Fitch or John Hancock Advisers,
  LLC where Standard & Poor's are not available.

# Represents rate in effect on February 28, 2002.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.




FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

February 28, 2002
(unaudited)

This table shows
the percentages
of the Fund's
investments
aggregated
by various
industries.

                                                      VALUE AS A PERCENTAGE
INDUSTRY DISTRIBUTION                                         OF NET ASSETS

General Obligation                                                     6.88%
Revenue Bonds -- Authority                                             7.50
Revenue Bonds -- Anticipation Not                                      3.28
Revenue Bonds -- Bridge & Toll Ro                                      2.49
Revenue Bonds -- Building                                              0.75
Revenue Bonds -- Combined                                              9.92
Revenue Bonds -- Education                                            15.20
Revenue Bonds -- Electric                                              3.74
Revenue Bonds -- Environment                                           1.05
Revenue Bonds -- Health                                               11.09
Revenue Bonds -- Highway                                               2.95
Revenue Bonds -- Housing                                               7.14
Revenue Bonds -- Industrial Devel                                      8.34
Revenue Bonds -- Industrial Reven                                      0.79
Revenue Bonds -- Other                                                 5.30
Revenue Bonds -- Parking Garage/A                                      1.10
Revenue Bonds -- Pollution Contro                                      1.17
Revenue Bonds -- Single Family                                         0.74
Revenue Bonds -- Transportation                                        3.95
Revenue Bonds -- Various Purpose                                       1.55
Revenue Bonds -- Water & Sewer                                         4.83

Total tax-exempt long-term bonds                                      99.76%

See notes to
financial statements.



FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

February 28, 2002
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $65,255,519)                           $69,618,029
Receivable for investments sold                                     1,039,700
Receivable for shares sold                                             33,780
Dividends and interest receivable                                     892,875
Other assets                                                            5,001

Total assets                                                       71,589,385

LIABILITIES
Due to custodian                                                        4,948
Payable for bank loan                                               1,220,000
Payable for investments purchased                                     510,565
Dividends payable                                                      13,301
Payable to affiliates                                                  23,741
Other payables and accrued expenses                                    34,780

Total liabilities                                                   1,807,335

NET ASSETS
Capital paid-in                                                    66,373,587
Accumulated net realized loss on investments                         (985,650)
Net unrealized appreciation of investments                          4,362,510
Undistributed net investment income                                    31,603

Net assets                                                        $69,782,050

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($47,306,877 [DIV] 3,835,617 shares)                           $12.33
Class B ($21,443,506 [DIV] 1,738,626 shares)                           $12.33
Class C ($1,031,667 [DIV] 83,646 shares)                               $12.33

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($12.33 [DIV] 95.5%)                                          $12.91
Class C ($12.33 [DIV] 99%)                                              $12.45

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
February 28, 2002
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.

It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Interest                                                           $1,924,475

Total investment income                                             1,924,475

EXPENSES
Investment management fee                                             169,341
Class A distribution and service fee                                   71,512
Class B distribution and service fee                                   96,479
Class C distribution and service fee                                    3,817
Transfer agent fee                                                     38,795
Auditing fee                                                           10,130
Custodian fee                                                           9,308
Accounting and legal services fee                                       7,169
Printing                                                                6,484
Registration and filing fee                                             4,305
Trustees' fee                                                           1,893
Miscellaneous                                                           1,837
Legal fee                                                                 444
Interest expense                                                          213

Total expenses                                                        421,727
Less expense reductions                                                (1,629)

Net expenses                                                          420,098

Net investment income                                               1,504,377

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments                                     (507,463)
Change in net unrealized depreciation
  of investments                                                     (738,215)

Net realized and unrealized loss                                   (1,245,678)

Increase in net assets from operations                               $258,699

1 Semiannual period from 9-1-01 through 2-28-02.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.

                                                      YEAR           PERIOD
                                                     ENDED            ENDED
                                                   8-31-01          2-28-02 1

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                           $2,606,540       $1,504,377

Net realized gain (loss)                           492,334         (507,463)
Change in net unrealized
  appreciation (depreciation)                    3,069,578         (738,215)

Increase in net assets
  resulting from operations                      6,168,452          258,699

Distributions to shareholders
From net investment income
Class A                                         (2,132,587)      (1,132,851)
Class B                                           (463,535)        (355,891)
Class C                                            (10,418)         (19,265)
                                                (2,606,540)      (1,508,007)

From fund share transactions                    10,283,721        5,345,830

NET ASSETS
Beginning of period                             51,839,895       65,685,528

End of period 2                                $65,685,528      $69,782,050

1 Semiannual period from 9-1-01 through 02-28-02. Unaudited.

2 Includes undistributed net investment income of $19,344 and $31,603, respectively.

See notes to
financial statements.


FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                 8-31-97     8-31-98     8-31-99     8-31-00     8-31-01     2-28-02 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                         $11.83      $12.25      $12.62      $11.76      $11.82      $12.57
Net investment income                           0.67        0.66 3      0.63 3      0.61 3      0.58 3      0.29 3
Net realized and unrealized
  gain (loss) on investments                    0.42        0.37       (0.75)       0.06        0.75       (0.25)
Total from investment operations                1.09        1.03       (0.12)       0.67        1.33        0.04
Less distributions
From net investment income                     (0.67)      (0.66)      (0.63)      (0.61)      (0.58)      (0.28)
From realized gain                                --          --       (0.11)         --          --          --
In excess of realized gain                        --          --          -- 4        --          --          --
                                               (0.67)      (0.66)      (0.74)      (0.61)      (0.58)      (0.28)
Net asset value, end of period                $12.25      $12.62      $11.76      $11.82      $12.57      $12.33
Total return 5,6 (%)                            9.48        8.64       (1.08)       5.95       11.54        0.38 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                  $54         $52         $48         $43         $48         $47
Ratio of expenses
  to average net assets (%)                     0.70        0.70        0.70        0.77        0.97        1.03 8
Ratio of adjusted expenses
  to average net assets 9 (%)                   1.11        1.10        1.08        1.13        1.12        1.03 8
Ratio of net investment income
  to average assets (%)                         5.61        5.26        5.06        5.28        4.77        4.74 8
Portfolio turnover (%)                            46          46          58          63          54          33

See notes to
financial statements.


FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                 8-31-97 10  8-31-98     8-31-99     8-31-00     8-31-01     2-28-02 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                         $11.99      $12.25      $12.62      $11.76      $11.82      $12.57
Net investment income                           0.54        0.57 3      0.54 3      0.53 3      0.49 3      0.22 3
Net realized and unrealized
  gain (loss) on investments                    0.26        0.37       (0.75)       0.06        0.75       (0.22)
Total from investment operations                0.80        0.94       (0.21)       0.59        1.24          --
Less distributions
From net investment income                     (0.54)      (0.57)      (0.54)      (0.53)      (0.49)      (0.24)
From realized gain                                --          --       (0.11)         --          --          --
In excess of realized gain                        --          --          -- 4        --          --          --
                                               (0.54)      (0.57)      (0.65)      (0.53)      (0.49)      (0.24)
Net asset value, end of period                $12.25      $12.62      $11.76      $11.82      $12.57      $12.33
Total return 5,6 (%)                            6.82 7      7.88       (1.77)       5.21       10.76        0.03 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                   $2          $6          $8          $8         $17         $21
Ratio of expenses
  to average net assets (%)                     1.40 8      1.40        1.40        1.47        1.67        1.73 8
Ratio of adjusted expenses
  to average net assets 9 (%)                   1.81 8      1.80        1.78        1.83        1.82        1.73 8
Ratio of net investment income
  to average net assets (%)                     4.79 8      4.56        4.36        4.58        4.07        3.68 8
Portfolio turnover (%)                            46          46          58          63          54          33

See notes to
financial statements.


FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                           8-31-99 10  8-31-00     8-31-01     2-28-02 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $12.39      $11.76      $11.82      $12.57
Net investment income 3                                   0.22        0.53        0.50        0.30
Net realized and unrealized
  gain (loss) on investments                             (0.63)       0.06        0.75       (0.30)
Total from investment operations                         (0.41)       0.59        1.25          --
Less distributions
From net investment income                               (0.22)      (0.53)      (0.50)      (0.24)
Net asset value, end of period                          $11.76      $11.82      $12.57      $12.33
Total return 5,6 (%)                                     (3.24) 7     5.21       10.77        0.03 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                          -- 11       -- 11          $1          $1
Ratio of expenses
  to average net assets (%)                               1.40 8      1.47        1.67        1.73 8
Ratio of adjusted expenses
  to average net assets 9 (%)                             1.78 8      1.83        1.82        1.73 8
Ratio of net investment income
  to average net assets (%)                               4.23 8      4.58        4.07        5.04 8
Portfolio turnover (%)                                      58          63          54          33

1  Semiannual period from 9-1-01 through 2-28-02. Unaudited.

2 As required, effective 9-1-01 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and discounts on debt securities. This change had no effect on per-share amounts for the period ended 2-28-02 and, had the Fund not made these changes to amortization, the annualized ratio of net investment income to average net assets would have been 4.75%, 3.69% and 5.05% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

3  Based on the average of the shares outstanding at the end of each month.

4  Less than $0.01 per share.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7  Not annualized

8  Annualized.

9  Does not take into consideration expense reductions during the periods shown.

10 Class B and Class C shares began operations on 10-3-96 and 4-1-99, respectively.

11 Less than $500,000.

See notes to
financial statements.




NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock New York Tax-Free Income Fund (the "Fund") is a diversified series of John Hancock Tax-Exempt Series Trust, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide as high a level of current income exempt from both federal income taxes and New York personal income taxes as is consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings of up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The average daily loan balance during the period for which loans were outstanding amounted to $1,220,000, and the weighted average interest rate was 2.375%. Interest expense includes $79 paid under the line of credit.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $414,500 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires August 31, 2008.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and realized gains on the ex- dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next
$500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the
Fund's average daily net asset value in excess of $1,250,000,000.

The Fund has an agreement with its custodian bank under which custodian fees are reduced by balance credits applied during the period. Accordingly, the custody expense reduction amounted to $1,629, or less than 0.01% of the Fund's average net assets, for the period ended February 28, 2002. If the Fund had not entered into this agreement the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended February 28, 2002, JH Funds received net up-front sales charges of $108,300 with regard to sales of Class A shares. Of this amount, $11,056 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $79,655 was paid as sales commissions to unrelated broker-dealers and $17,589 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended February 28, 2002, JH Funds received net up-front sales charges of $8,829 with regard to sales of Class C shares. Of this amount, $8,650 was paid as sales commissions to unrelated broker-dealers and $179 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. For the period ended February 28, 2002, CDSCs received by JH Funds amounted to $12,719 for Class B shares and $42 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share
transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                        YEAR ENDED 8-31-01           PERIOD ENDED 2-28-02 1
                                  SHARES            AMOUNT         SHARES          AMOUNT
CLASS A SHARES
Sold                             853,340       $10,382,507        317,270      $3,892,349
Distributions reinvested         121,953         1,480,504         60,072         736,258
Repurchased                     (817,340)       (9,903,599)      (379,078)     (4,660,514)
Net increase (decrease)          157,953        $1,959,412         (1,736)       ($31,907)

CLASS B SHARES
Sold                             729,680        $8,898,030        449,300      $5,553,383
Distributions reinvested          16,836           205,225         16,366         200,527
Repurchased                      (99,284)       (1,202,875)       (69,513)       (851,709)
Net increase                     647,232        $7,900,380        396,153      $4,902,201

CLASS C SHARES
Sold                              39,988          $487,811         48,976        $601,712
Distributions reinvested             322             3,938            278           3,399
Repurchased                       (5,651)          (67,820)       (10,632)       (129,575)
Net increase                      34,659          $423,929         38,622        $475,536

NET INCREASE                     839,844       $10,283,721        433,039      $5,345,830

1 Semiannual period from 9-1-01 through 02-28-02. Unaudited.


NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2002, aggregated $31,320,513 and $22,373,533, respectively.

The cost of investments owned at February 28, 2002, including short-term investments, for federal income tax purposes was $65,244,423. Gross unrealized appreciation and depreciation of investments aggregated $4,584,390 and $210,784, respectively, resulting in net unrealized appreciation of $4,373,606. The difference between book basis and tax basis net unrealized appreciation depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Change in accounting principle

Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $15,889 increase in the cost of investments and a corresponding decrease in net unrealized appreciation of investments, based on securities held as of August 31, 2001.

The effect of this change for the period ended February 28, 2002, was to decrease net investment income by $3,630, increase unrealized appreciation on investments by $4,793 and increase net realized loss on investments by $1,163. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in presentation.



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler*
William F. Glavin
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By Regular Mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By Express Mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer Service Representatives  1-800-225-5291

24-hour Automated Information     1-800-338-8080

TDD Line                          1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com


Now available: electronic delivery
www.jhancock.com/funds/edelivery


This report is for the information of the shareholders of the John Hancock New York Tax-Free Income Fund.

760SA   2/02
        4/02






John Hancock
Massachusetts
Tax-Free Income Fund

SEMI
ANNUAL
REPORT

2.28.02

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 13

For your information
page 25


Dear Fellow Shareholders,

The uncertainty and volatility that marked the year 2001 carried over into the first two months of 2002. Questions about the economy, combined with the taint of Enron and concerns about corporate accounting, caused growing investor uncertainty that kept the stock market volatile. February ended with two of the major indexes losing a bit of ground year to date, with the Standard & Poor's 500 Index returning -3.36% and the Nasdaq Composite Index off by -11.22%, while the Dow Jones Industrial Average returned 1.17%. Bond results were more muted than last year, but for the most part were positive in the first two months of 2002.

Essentially the same scenario occurred last year, when bonds beat stocks for the second straight year and bond investors realized positive results, while 83% of U.S. stock funds posted negative returns, according to Lipper, Inc.

These last two years couldn't have provided a more vivid example of the importance of being well diversified, not only among different asset classes, such as stocks, bonds and cash, but also among various types of each, such as growth or value stocks of different capitalizations.

Two disappointing years of stock performance could also be a reason to re-evaluate with your investment professional whether you are still on track to meet your long-term financial goals. It's possible that downsized results, and modified expectations, could foster some changes in your investing strategies. And now is certainly a good time to perform this review, given the increased opportunities for retirement and college savings offered in President Bush's major tax-cut legislation enacted in June 2001.

While the stock market remains choppy, it is becoming increasingly clear that the economic and corporate profit cycles have begun to turn. So we remain encouraged, and confident in the resilience of the economy, the financial markets and the nation.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer


YOUR FUND
AT A GLANCE

The Fund seeks
a high level of
current income
exempt from
federal and
Massachusetts
personal income
taxes, consistent
with preservation
of capital.

Over the last six months

* Municipal bonds entered an extremely volatile period following the events of September 11.

* Massachusetts has weathered the economic downturn relatively well.

* In this difficult market, the Fund stayed the course with our long-term investment strategy.

[Bar chart with heading "John Hancock Massachusetts Tax-Free Income Fund." Under the heading is a note that reads "Fund performance for the six months ended February 28, 2002." The chart is scaled in increments of 0.5% with 0.0% at the bottom and 1.0% at the top. The first bar represents the 0.98% total return for Class A. The second bar represents the 0.63% total return for Class B. The third bar represents the 0.63% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 4.9%   Massachusetts Turnpike Auth., 1-1-23, 5.125%
 4.8%   Route 3 North Transit Improvement Assoc., 6-15-29, 5.375%
 3.5%   Massachusetts Industrial Finance Agency, 12-1-20, 6.750%
 2.9%   Puerto Rico Aqueduct and Sewer Auth., 7-1-11, 8.930%
 2.6%   Mass. Water Pollution Abatement Trust, 2-1-31, 5.125%
 2.4%   Brockton, City of, 6-15-18, 6.125%
 2.3%   Mass. Health and Educ. Facilities Auth., 12-15-31, 9.200%
 2.2%   Mass. Development Finance Agency, 5-15-59, 5.450%
 2.2%   Mass. Development Finance Agency, 11-1-28, 5.450%
 2.2%   Mass. Industrial Finance Agency, 7-1-05, 6.300%

As a percentage of net assets on February 28, 2002.



MANAGERS'
REPORT

BY DIANNE SALES, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND BARRY H. EVANS, CFA, AND CYNTHIA M. BROWN, PORTFOLIO MANAGERS

John Hancock
Massachusetts Tax-Free Income Fund

Following nearly three quarters of strong performance due to falling interest rates, bond markets entered an extremely volatile period following the events of September 11. In the wake of the terrorist attacks on the U.S., the economy headed deeper into the recession that had begun in early 2001. In an effort to halt the economy's decline, the Federal Reserve responded quickly and aggressively, cutting interest rates four times from September 11 through the end of the year. However, with recent economic numbers indicating an economic recovery, the Fed has remained in a holding pattern so far this year.

"...bond markets entered
 an extremely volatile
 period following the
 events of September 11."

Although activity in the municipal bond market was initially reduced in the post--September 11 period, it had come roaring back by November. Issuance increased dramatically, as governments moved to take advantage of lower interest rates, while short-term investors looked further out the yield curve to fill their need for coupon income. While higher-grade bonds performed well, lower-rated paper lagged due to uncertainty about the economy. Not surprisingly, transportation-related sectors -- such as airlines, airports, hotels and convention centers -- were hit hardest in this period. These credits dragged down performance of the higher-yielding sectors of the tax-exempt market.

PERFORMANCE REVIEW

For the six months ended February 28, 2002, John Hancock Massachusetts Tax-Free Income Fund's Class A, Class B and Class C shares returned 0.98%, 0.63% and 0.63%, respectively, at net asset value. For the same period, the average Massachusetts municipal bond fund returned 0.93%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

[A photo of Team leader Dianne Sales flush right next to first paragraph.]

The Fund's performance reflected our minimal exposure to the transportation sectors impacted by the events of September 11. The Fund benefited from its high-quality holdings in essential services -- such as electric, water and sewer utilities and higher- education bonds -- which were solid performers. Finally, our health-care holdings turned in a good performance. Over the past year, many health-care credits have exhibited stable returns, and with their higher coupon income they have been attractive to investors looking to refocus away from the transportation sector.

"The Fund benefited from
 its high-quality holdings
 in essential services..."

On the flip side, our holdings in Massachusetts Port Authority bonds (the Authority that runs Logan Airport) suffered during the period due to the aftermath of September 11. Although we were able to insure part of the position early on, the stigma attached to the management at Logan and the possibility for increased security costs held back the performance of these bonds. However, we chose to maintain our positions in this name, knowing that the dramatic economic stimulus released by the Fed would clearly induce stronger economic growth. Indeed, since late 2001 the economic news has continued to brighten, and we have seen improved levels for these bonds in 2002.

MASSACHUSETTS MARKET

Because of its diverse economy and wealthy population, Massachusetts has weathered the economic downturn relatively well. Unfortunately, however, the gradual tax rollback passed two years ago, combined with the recent downturn in tax revenues, has put considerable pressure on the state's fiscal situation. The result is a fierce debate on how to balance the upcoming budget in June. With a gubernatorial election approaching, the budget debate is likely to become even more heated. If this atmosphere results in a failure to balance the budget effectively and on time, the state's credit rating could be negatively impacted. We will, of course, be monitoring the situation closely and looking carefully at our exposure to the state, particularly in uninsured agency bonds. We will be watching the impact of any budget cuts very closely.

[Table at top left-hand side of page entitled "Top five sectors." The first listing is Education 21%, the second is Highway 11%, the third Health 10%, the fourth General obligation 8% and the fifth Industrial revenue 8%.]

STAYING THE COURSE

In this volatile market environment, we have stayed the course with our long-term investment strategy, making only minor adjustments during the period. Throughout the portfolio, we've also looked for opportunities to improve the Fund's overall yield. We haven't made major changes to the Fund's sector weightings. Instead, within each sector, we've taken advantage of opportunities to sell older bonds with lower yields and replace them with newer, higher-yielding issues.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 2-28-02." The chart is divided into three sections (from top to left): General obligation bonds 8%, Revenue bonds 91% and Short-term investments and other 1%.]

OUTLOOK

Despite the recent volatility in the market, we believe the outlook for municipal bonds remains positive. Given that we're just starting to see the initial signs of a recovery, we don't expect the Federal Reserve to raise interest rates anytime soon. With economic growth still modest and very little pricing power in the market, inflation doesn't pose an imminent threat. What's more, the Fed historically waits at least 12 months after the first sign of a recovery before implementing any rate hikes. That way it can give its economic stimulus a chance to build a strong base of economic growth. With the Fed likely to hold rates at their current levels for at least the next several months, we expect bond prices to trade in a relatively narrow range.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Essential service revenue bonds followed by an up arrow with the phrase "Stable revenue streams." The second listing is Health-care bonds followed by an up arrow with the phrase "Attractive yield/risk profile." The third listing is Mass. Port Authority followed by a down arrow with the phrase "Negative aftermath of 9/11."]

"...as the economy improves,
 we're likely to see the
 income streams from
 revenue bonds pick up too."

In anticipation of this trading-range environment, we will maintain a neutral interest-rate stance. We will also keep our focus on revenue bonds as opposed to general obligation bonds. Tax revenues tend to lag the economy by about 12 months. So while the economy is now starting to turn the corner, we're still seeing tax revenues decline in most states. Given that, we're likely to see spending cuts as states attempt to balance their budgets under the pressure of shrinking tax revenues. The result could be downward pressure on general obligation issues, which are most directly affected by spending cuts. Revenue bonds, on the other hand, are dependent on the revenues from their particular projects, and therefore tend to be more economically sensitive. So as the economy improves, we're likely to see the income streams from revenue bonds pick up too.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
February 28, 2002

The index used for
comparison is the
Lehman Brothers
Municipal Bond
Index, an unmanaged
index that includes
approximately 8,000
bonds and is commonly
used as a measure of
bond performance.

It is not possible to
invest directly in
an index.

                               Class A      Class B      Class C        Index
Inception date                  9-3-87      10-3-96       4-1-99           --

Average annual returns with maximum sales charge (POP)
One year                         1.10%        0.11%        3.09%        6.84%
Five years                       4.83%        4.72%          --         6.37%
Ten years                        6.10%          --           --         6.91%
Since inception                    --         5.16%        3.48%          --

Cumulative total returns with maximum sales charge (POP)
Six months                      -3.53%       -4.31%       -1.39%        1.99%
One year                         1.10%        0.11%        3.09%        6.84%
Five years                      26.59%       25.94%          --        36.15%
Ten years                       80.70%          --           --        95.13%
Since inception                    --        31.23%       10.47%          --

SEC 30-day yield as of February 28, 2002
                                 4.51%        4.02%        3.99%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $19,513 as of February 28, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Massachusetts Tax-Free Income Fund, before sales charge, and is equal to $18,920 as of February 28, 2002. The third line represents the value of the same hypothetical investment made in the John Hancock Massachusetts Tax-Free Income Fund, after sales charge, and is equal to $18,076 as of February 28, 2002.

                                    Class B      Class C 1
Period beginning                    10-3-96       4-1-99
Without sales charge                $13,227      $11,165
With maximum sales charge           $13,127      $11,054
Index                               $14,117      $11,736

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of February 28, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
February 28, 2002
(unaudited)

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of the securities owned by the Fund. Short-term investments, which represent the Fund's cash position, are listed last.

STATE, ISSUER, DESCRIPTION,                                        INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                          RATE   RATING*  (000s OMITTED)           VALUE
TAX-EXEMPT LONG-TERM BONDS 98.49%                                                                         $86,463,114
(Cost $82,644,939)

Massachusetts 91.64%                                                                                      $80,450,834
Boston City Industrial Development Financing Auth,
  Sewage Facil Rev 1991 Harbor Elec Energy Co Proj,
  05-15-15                                                            7.375%     BBB              250        $256,110
Boston Water and Sewer Commission,
  Gen Rev 1992 Sr Ser A, 11-01-13                                     5.750      AA-              500         557,695
Brockton, City of,
  State Qualified Municipal Purpose Ln of 1993,
  06-15-18                                                            6.125      A+             2,000       2,071,160
Massachusetts Bay Transportation Auth,
  Gen Trans Rev Ser 1997D MBIA IBC, 03-01-27                          5.000      AAA            1,000         988,460
  Gen Trans Sys Rev Ref Ser 1994A, 03-01-14                           7.000      AA             1,000       1,229,440
  Rev Assessment Ser 2000A, 07-01-30                                  5.250      AAA            1,000       1,010,020
Massachusetts, Commonwealth of,
  GO Consol Ln Ser 2001C, 12-01-19                                    5.375      AA-            1,000       1,041,930
  GO Consol Ln Ser 2001D, 11-01-21                                    5.000      AAA            1,000       1,001,450
Massachusetts Development Finance Agency,
  Concord-Assabet Family Servs Rev Ref, 11-01-28                      6.000      Caa3             870         602,379
  Resource Recovery Rev Southeastern MA Sys
  Ser 2001A, 01-01-16                                                 5.625      AAA              500         544,605
  Rev Belmont Hill School, 09-01-31                                   5.000      A              1,000         969,990
  Rev Boston Univ Ser 1999P, 05-15-59                                 5.450      BBB+           2,000       1,943,840
  Rev GNMA Coll VOA Concord Ser 2000A, 10-20-41                       6.900      AAA            1,000       1,151,780
  Rev Lasell Village Proj Ser 1998A, 12-01-25                         6.375      BBB-           1,000         878,930
Massachusetts Development Finance Agency, (cont.)
  Rev YMCA Greater Boston Iss, 11-01-19                               5.350      BBB+           1,000         980,000
  Rev YMCA Greater Boston Iss, 11-01-28                               5.450      BBB+           2,000       1,925,340
Massachusetts Educational Financing Auth,
  Ed Ln Rev Iss D Ser 1991A, 01-01-09                                 7.250      AAA              215         219,281
Massachusetts Health and Educational Facilities Auth,
  Rev Boston College Iss Ser J Unref Bal, 07-01-21                    6.625      AAA               35          35,836
  Rev Boston College Iss Ser L, 06-01-26                              5.000      AA-            1,500       1,468,920
  Rev Civic Investments Ser 2002B, 12-15-31                           9.200      BB             2,000       2,005,460
  Rev Community Colleges Prog Iss Ser A, 10-01-22                     6.600      AAA              250         262,617
  Rev Dana-Farber Cancer Institute Ser G-1, 12-01-22                  6.250      A                500         518,740
  Rev Harvard Univ Iss Ser W, 07-01-35                                6.000      AAA            1,000       1,158,600
  Rev Melrose-Wakefield Hosp Iss Ser B, 07-01-06                      6.350      AAA              500         518,040
  Rev Northeastern Univ Iss Ser E, 10-01-22                           6.550      AAA            1,000       1,047,590
  Rev Partners Healthcare Sys Ser 2001C, 07-01-32                     5.750      AA-            1,000       1,019,440
  Rev Ref Boston College Iss Ser L, 06-01-31                          4.750      AA-            1,000         938,360
  Rev Ref Brandeis Univ Iss Ser J, 10-01-26                           5.000      Aaa            1,750       1,730,382
  Rev Ref Harvard Pilgrim Health Ser A, 07-01-18                      5.000      AAA            1,000         994,410
  Rev Ref Harvard Univ Ser 2001DD, 07-15-35                           5.000      AAA            1,000         987,460
  Rev Ref Univ of Mass Worcester Campus Ser 2001B,
  10-01-23                                                            5.125      AAA            1,000       1,007,190
  Rev Ref Univ of Mass Worcester Campus Ser 2001B,
  10-01-31                                                            5.250      AAA            1,500       1,516,830
  Rev Ref Worcester Polytechnic Institute Iss Ser E,
  09-01-17                                                            6.625      AAA              250         261,585
  Rev Simmons College Ser 2000D, 10-01-29                             6.150      AAA            1,000       1,104,600
  Rev South Shore Hosp Ser F, 07-01-29                                5.750      A              1,000         995,810
  Rev St Luke's Hosp, 08-15-23                                        9.900#     AAA              500         522,500
  Rev Wheelock College Ser 2000B, 10-01-30                            5.625      Aaa            1,000       1,047,440
Massachusetts Housing Finance Agency,
  Hsg Rev Rental Mtg Ser 2001A, 07-01-30                              5.800      AAA            1,000       1,023,230
  Rev Insured Rental Hsg 1994 Ser A, 07-01-14                         6.600      AAA              960       1,005,821
Massachusetts Industrial Finance Agency,
  Assisted Living Facil Rev Newton Group Properties
  LLC Proj, 09-01-27                                                  8.000      BB             1,000       1,080,410
  Assisted Living Facil Rev TNG Marina Bay LLC Proj,
  12-01-27                                                            7.500      BB             1,000       1,037,130
  Resource Recovery Rev Ref Ogden Haverhill Proj
  Ser 1998A, 12-01-19                                                 5.600      BBB            1,000         802,540
  Resource Recovery Rev Ref Ser 1993A Refusetech Inc
  Proj, 07-01-05                                                      6.300      BBB+           1,825       1,923,806
  Rev Assumption College Iss 1996, 07-01-26                           6.000      AAA            1,000       1,055,360
  Rev Dana Hall School Iss, 07-01-17                                  5.800      BBB            1,090       1,092,998
  Rev Glenmeadow Retirement Community Ser C,
  02-15-18                                                            8.375      AA             1,000       1,199,650
  Rev St John's High School, 06-01-28                                 5.350      BBB+           1,000         932,480
  Rev Wtr Treatment American Hingham Proj,
  12-01-20                                                            6.750      BBB            3,000       3,110,760
  Rev Wtr Treatment American Hingham Proj,
  12-01-29                                                            6.900      BBB            1,310       1,365,885
Massachusetts Municipal Wholesale Electric Co,
  Pwr Supply Sys Rev 1992 Ser B, 07-01-05                             6.750      BBB+             500         518,985
  Pwr Supply Sys Rev 1992 Ser B, 07-01-06                             6.750      BBB+           1,500       1,556,955
  Pwr Supply Sys Rev 1992 Ser B, 07-01-17                             6.750      BBB+             400         415,232
  Pwr Supply Sys Rev 1992 Ser C, 07-01-10                             6.625      AAA            1,000       1,037,690
  Pwr Supply Sys Rev 1993 Reg Inverse Floater,
  07-01-18                                                            8.920#     AAA            1,300       1,343,875
Massachusetts Port Auth,
  Rev Ref Ser 1992A, 07-01-23                                         6.000      A+             1,370       1,395,551
  Rev Ser C FSA-CR, 07-01-29                                          5.750      AAA            1,250       1,315,325
  Rev Special Facil Ser A USAir Proj, 09-01-16                        5.750      AAA            1,000       1,048,580
Massachusetts Turnpike Auth,
  Metro Highway Sys Rev Sr Lien Cap Apprec
  Ser 1997C, 01-01-20                                                  Zero      AAA            1,000         393,940
  Metro Highway Sys Rev Sr Ser 1997A, 01-01-23                        5.125      AAA            4,300       4,306,106
Massachusetts Water Pollution Abatement Trust,
  Rev Ref Pool Prog Ser 7, 02-01-31                                   5.125      AAA            2,320       2,318,515
  Wtr Poll Abatement Rev Ref Sub New Bedford Prog
  Ser A, 02-01-26                                                     4.750      Aaa            1,000         946,620
Massachusetts Water Resource Auth,
  Gen Rev Ref 1993 Ser B, 03-01-17                                    5.500      AA               400         409,104
  Gen Rev Ref 1993 Ser B, 03-01-22                                    5.000      AA               360         359,096
  Gen Rev Ref 1993 Ser C, 12-01-23                                    4.750      AA             1,000         954,240
Nantucket, Town of,
  GO Municipal Purpose Ln of 1991, 12-01-11                           6.800      AAA               25          25,620
Narragansett Regional School District,
  GO Unltd, 06-01-18                                                  5.375      Aaa            1,000       1,056,010
Plymouth, County of,
  Cert of Part Correctional Facil Proj, 04-01-22                      5.000      AAA            1,000       1,002,130
Rail Connections, Inc.,
  Rev Cap Apprec Rte 128 Pkg Ser 1999B, 07-01-18                       Zero      BBB-           1,750         747,250
  Rev Cap Apprec Rte 128 Pkg Ser 1999B, 07-01-19                       Zero      BBB-           2,415         965,420
Route 3 North Transit Improvement Associates,
  Lease Rev, 06-15-29                                                 5.375      AAA            4,100       4,189,093
  Lease Rev, 06-15-33                                                 5.375      AAA              465         474,472
Springfield, City of,
  GO School Proj Ln Act of 1992 Ser B, 09-01-11                       7.100      AA               500         524,235
University of Massachusetts,
  Bldg Auth Facil Rev Gtd Ser 2000A, 11-01-25                         5.125      AAA            1,000       1,002,500

Puerto Rico 6.85%                                                                                          $6,012,280
Puerto Rico Aqueduct and Sewer Auth,
  Ref Pars & Inflos Ser 1995 Gtd by the
  Commonwealth of Puerto Rico, 07-01-11                              10.120#     AAA            2,000       2,562,500
Puerto Rico, Commonwealth of,
  GO Pub Imp Inverse Rate Securities Ser 1996,
  07-01-11                                                            9.870#     AAA            1,000       1,281,250
Puerto Rico Highway and Transportation Auth,
  Highway Rev Cap Rites Ser Y, 07-01-14                               6.250      A              1,000       1,168,410
Puerto Rico Public Buildings Auth,
  Rev Gtd Govt Facils Ser 1997B, 07-01-27                             5.000      AAA            1,000       1,000,120

ISSUER, DESCRIPTION,                                                         INTEREST       PAR VALUE
MATURITY DATE                                                                    RATE  (000s OMITTED)           VALUE

SHORT-TERM INVESTMENTS 0.17%                                                                                 $150,000
(Cost $150,000)

Joint Repurchase Agreement 0.17%
Investment in a joint repurchase agreement transaction
  with Barclays Capital, Inc. -- Dated 02-28-02,
  due 03-01-02 (Secured by U.S. Treasury Inflation
  Index Bonds, 3.375% thru 3.875% due 04-15-28
  thru 04-15-32)                                                                1.890%           $150         150,000

TOTAL INVESTMENTS 98.66%                                                                                  $86,613,114

OTHER ASSETS AND LIABILITIES, NET 1.34%                                                                    $1,177,411

TOTAL NET ASSETS 100.00%                                                                                  $87,790,525


* Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service, Fitch or John Hancock Advisers, LLC, where Standard & Poor's ratings are not available.

# Represents rate in effect on February 28, 2002.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



PORTFOLIO
CONCENTRATION

February 28, 2002
(unaudited)

This table shows
the percentages
of the Fund's
investments
aggregated
by various
industries.

                                             VALUE AS A PERCENTAGE
INDUSTRY DISTRIBUTION                                OF NET ASSETS
General Obligation                                           7.95%
Revenue Bonds -- Building                                    1.14
Revenue Bonds -- Combined                                    1.13
Revenue Bonds -- Correctional Facility                       1.14
Revenue Bonds -- Education                                  21.43
Revenue Bonds -- Electric                                    5.55
Revenue Bonds -- Financial                                   1.31
Revenue Bonds -- Health                                      9.86
Revenue Bonds -- Highway                                    10.67
Revenue Bonds -- Hospital                                    1.18
Revenue Bonds -- Industrial Development                      4.22
Revenue Bonds -- Industrial Revenue                          7.58
Revenue Bonds -- Mass Transit                                1.15
Revenue Bonds -- Multi-Family                                2.31
Revenue Bonds -- Other                                       1.95
Revenue Bonds -- Pollution Control                           2.64
Revenue Bonds -- Port Authority                              1.59
Revenue Bonds -- Resource Recovery                           0.61
Revenue Bonds -- School                                      1.10
Revenue Bonds -- Transportation                              5.88
Revenue Bonds -- Various Purpose                             1.50
Revenue Bonds -- Water & Sewer                               6.60

Total tax-exempt long-term bonds                            98.49%

See notes to
financial statements.



ASSETS AND
LIABILITIES

February 28, 2002
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $82,794,939)                           $86,613,114
Cash                                                                      479
Receivable for shares sold                                             82,167
Dividends and interest receivable                                   1,184,334
Other assets                                                            5,307

Total assets                                                       87,885,401

LIABILITIES
Dividends payable                                                      18,491
Payable to affiliates                                                  45,177
Other payables and accrued expenses                                    31,208

Total liabilities                                                      94,876

NET ASSETS
Capital paid-in                                                    84,223,513
Accumulated net realized loss on investments                         (305,143)
Net unrealized appreciation of investments                          3,818,175
Undistributed net investment income                                    53,980

Net assets                                                        $87,790,525

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($64,097,818 [DIV] 5,230,970 shares)                           $12.25
Class B ($21,123,211 [DIV] 1,723,862 shares)                           $12.25
Class C ($2,569,496 [DIV] 209,692 shares)                              $12.25

MAXIMUM OFFERING PRICE PER SHARE
Class A1 ($12.25 [DIV] 95.5%)                                          $12.83
Class C ($12.25 [DIV] 99%)                                             $12.37

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
February 28, 2002
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Interest                                                           $2,406,385

Total investment income                                             2,406,385

EXPENSES
Investment management fee                                             212,362
Class A distribution and service fee                                   94,731
Class B distribution and service fee                                   97,659
Class C distribution and service fee                                   11,377
Transfer agent fee                                                     46,456
Custodian fee                                                          14,450
Auditing fee                                                           12,240
Registration and filing fee                                             9,133
Accounting and legal services fee                                       8,991
Printing                                                                7,502
Trustees' fee                                                           2,817
Miscellaneous                                                           2,314
Legal fee                                                                 636
Interest expense                                                           34

Total expenses                                                        520,702
Less expense reductions                                                  (232)

Net expenses                                                          520,470

Net investment income                                               1,885,915

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain on investments                                       18,585
Change in net unrealized depreciation
  of investments                                                   (1,108,496)

Net realized and unrealized loss                                   (1,089,911)

Increase in net assets from operations                               $796,004

1 Semiannual period from 9-1-01 through 2-28-02.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.

                                                      YEAR           PERIOD
                                                     ENDED            ENDED
                                                   8-31-01          2-28-02 1

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                           $3,768,582       $1,885,915

Net realized gain                                   76,705           18,585
Change in net unrealized
  appreciation (depreciation)                    3,973,440       (1,108,496)

Increase in net assets
  resulting from operations                      7,818,727          796,004

Distributions to shareholders
From net investment income
Class A                                         (3,032,173)      (1,449,283)
Class B                                           (682,472)        (380,106)
Class C                                            (53,937)         (44,185)
                                                (3,768,582)      (1,873,574)

From fund share transactions                     4,520,091        4,970,929

NET ASSETS
Beginning of period                             75,326,930       83,897,166

End of period 2                                $83,897,166      $87,790,525

1 Semiannual period from 9-1-01 through 02-28-02. Unaudited.

2 Includes undistributed net investment income of $6,724 and $53,980, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                           8-31-97     8-31-98     8-31-99     8-31-00     8-31-01     2-28-02 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.66      $12.12      $12.60      $11.85      $11.80      $12.41
Net investment income                                     0.66        0.66 3      0.64 3      0.64 3      0.59 3      0.28 3
Net realized and unrealized
  gain (loss) on investments                              0.46        0.48       (0.75)      (0.05)       0.61       (0.16)
Total from investment operations                          1.12        1.14       (0.11)       0.59        1.20        0.12
Less distributions
From net investment income                               (0.66)      (0.66)      (0.64)      (0.64)      (0.59)      (0.28)
Net asset value, end of period                          $12.12      $12.60      $11.85      $11.80      $12.41      $12.25
Total return 4,5 (%)                                      9.85        9.66       (0.96)       5.16       10.44        0.98 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $54         $58         $58         $60         $63         $64
Ratio of expenses
  to average net assets (%)                               0.70        0.70        0.70        0.77        0.97        1.05 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             1.11        1.10        1.05        1.09        1.05        1.05 7
Ratio of net investment income
  to average net assets (%)                               5.59        5.28        5.16        5.54        4.90        4.62 7
Portfolio turnover (%)                                      12           6           6          19          17           3

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                           8-31-97 9   8-31-98     8-31-99     8-31-00     8-31-01     2-28-02 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.84      $12.12      $12.60      $11.85      $11.80      $12.41
Net investment income                                     0.54        0.57 3      0.55 3      0.56 3      0.51 3      0.24 3
Net realized and unrealized
  gain (loss) on investments                              0.28        0.48       (0.75)      (0.05)       0.61       (0.16)
Total from investment operations                          0.82        1.05       (0.20)       0.51        1.12        0.08
Less distributions
From net investment income                               (0.54)      (0.57)      (0.55)      (0.56)      (0.51)      (0.24)
Net asset value, end of period                          $12.12      $12.60      $11.85      $11.80      $12.41      $12.25
Total return 4,5 (%)                                      7.08 6      8.89       (1.66)       4.43        9.67        0.63 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $2          $6         $13         $14         $19         $21
Ratio of expenses
  to average net assets (%)                               1.40 7      1.40        1.40        1.47        1.67        1.75 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             1.81 7      1.80        1.75        1.79        1.75        1.75 7
Ratio of net investment income
  to average net assets (%)                               4.82 7      4.58        4.46        4.84        4.20        3.92 7
Portfolio turnover (%)                                      12           6           6          19          17           3

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                           8-31-99 9   8-31-00     8-31-01     2-28-02 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $12.46      $11.85      $11.80      $12.41
Net investment income 3                                   0.21        0.56        0.51        0.24
Net realized and unrealized
  gain (loss) on investments                             (0.61)      (0.05)       0.61       (0.16)
Total from investment operations                         (0.40)       0.51        1.12        0.08
Less distributions
From net investment income                               (0.21)      (0.56)      (0.51)      (0.24)
Net asset value, end of period                          $11.85      $11.80      $12.41      $12.25
Total return 4,5 (%)                                     (3.23) 6     4.43        9.67        0.63 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 10       $1          $2          $3
Ratio of expenses
  to average net assets (%)                               1.40 7      1.47        1.67        1.75 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             1.75 7      1.79        1.75        1.75 7
Ratio of net investment income
  to average net assets (%)                               4.30 7      4.84        4.20        3.92 7
Portfolio turnover (%)                                       6          19          17           3

 1 Semiannual period from 9-1-02 through 2-28-02. Unaudited.

 2 As required, effective 9-1-01 the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and discounts on debt securities. This change had no effect on per share amounts for the period ended 2-28-02, and, had the Fund not made these changes to amortization, the annualized ratio of net investment income to average net assets would have been 4.59%, 3.89% and 3.89% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

 3 Based on the average of the shares outstanding at the end of each month.

 4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 6 Not annualized.

 7 Annualized.

 8 Does not take into consideration expense reductions during the periods shown.

 9 Class B and Class C shares began operations on 10-3-96 and 4-1-99, respectively.

10 Less than $500,000.

See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Massachusetts Tax-Free Income Fund (the "Fund") is a diversified series of John Hancock Tax-Exempt Series Trust, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide as high a level of current income exempt from both federal income taxes and Massachusetts personal income taxes as is consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended February 28, 2002.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $296,137 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires as follows: August 31, 2004 -- $101,732, August 31, 2005 -- $6,645, August 31, 2008 --
$187,760.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next
$500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the
Funds average daily net asset value in excess of $1,250,000,000.

The Fund has an agreement with its custodian bank under which custodian fees are reduced by balance credits applied during the period. Accordingly, the custody expense reduction amounted to $232, or less than 0.01% of the Fund's average net assets, for the period ended February 28, 2002. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended February 28, 2002, JH Funds received net up-front sales charges of $73,659 with regard to sales of Class A shares. Of this amount, $9,836 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $47,665 was paid as sales commissions to unrelated broker-dealers and $16,158 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended February 28, 2002, JH Funds received net up-front sales charges of $9,349 with regard to sales of Class C shares. The entire amount was paid as sales commissions to unrelated broker-dealers.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. For the period ended February 28, 2002, CDSCs received by JH Funds amounted to $12,519 for Class B shares and $21 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                               YEAR ENDED 8-31-01       PERIOD ENDED 2-28-02 1
                            SHARES         AMOUNT       SHARES        AMOUNT
CLASS A SHARES
Sold                       830,284     $9,980,780     471,834     $5,784,183
Distributions reinvested   166,253      1,998,557      75,767        925,239
Repurchased               (993,080)   (11,927,526)   (421,554)    (5,147,836)
Net increase                 3,457        $51,811     126,047     $1,561,586

CLASS B SHARES
Sold                       443,801     $5,326,941     273,111     $3,344,330
Distributions reinvested    32,633        392,784      17,605        214,945
Repurchased               (173,172)    (2,077,606)    (75,159)      (916,486)
Net increase               303,262     $3,642,119     215,557     $2,642,789

CLASS C SHARES
Sold                        69,788       $843,041      61,463       $756,709
Distributions reinvested     1,460         17,625       1,642         20,045
Repurchased                 (2,852)       (34,505)       (824)       (10,200)
Net increase                68,396       $826,161      62,281       $766,554

NET INCREASE               375,115     $4,520,091     403,885     $4,970,929

1 Semiannual period from 9-1-01 through 2-28-02. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2002, aggregated $8,720,789 and $2,302,938, respectively.

The cost of investments owned at February 28, 2002, including short-term investments, for federal income tax purposes was $82,747,688. Gross unrealized appreciation and depreciation of investments aggregated $4,561,670 and $696,244, respectively, resulting in net unrealized appreciation of $3,865,426. The difference between book basis and tax basis net unrealized appreciation/depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Change in accounting principle

Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $34,915 increase in the cost of investments and a corresponding decrease in net unrealized appreciation of investments, based on securities held as of August 31, 2001.

The effect of this change for the period ended February 28, 2002, was to increase net investment income by $12,341, decrease unrealized appreciation on investments by $12,336 and decrease net realized gain on investments by $5. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in presentation.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Core Equity Fund
                    Core Growth Fund
                    Core Value Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve




FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler*
William F. Glavin
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt

*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By Regular Mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By Express Mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer Service Representatives  1-800-225-5291

24-hour Automated Information     1-800-338-8080

TDD Line                          1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of the shareholders of the John Hancock Massachusetts Tax-Free Income Fund.

770SA   2/02
        4/02